NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Operating Capital [Abstract]
(Increase) decrease in trade accounts receivable	$ (295)	$ (2)	$ (69)
Increase (Decrease) in Inventories	(520)	(597)	(960)
(Increase) decrease in prepaid expenses and other current assets and other noncurrent assets	(5,667)	(323)	225
Increase (decrease) in accounts payable and accrued expenses	1,134	841	759
Increase (decrease) in accrued income taxes	(823)	(578)	(360)
Increase (decrease) in other noncurrent liabilities	(63)	(187)	(200)
Net change in operating assets and liabilities	$ (6,234)	$ (846)	$ (605)